OTHER INTANGIBLE ASSETS, NET	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net

6 — OTHER INTANGIBLE ASSETS, NET

Other intangible assets subject to amortization consisted of the following:

	December 31, 2016	March 31, 2016
Customer lists	$1,150,199	$1,185,702
Software development costs	1,471,488	1,180,910
Trademarks	28,795	29,518
Contracts	261,912	240,285
	2,912,394	2,636,415
Less accumulated amortization	(1,827,425)	(1,311,097)
Total	$1,084,969	$1,325,318
For the three months ended December 31, 2016 and 2015, the weighted average amortization period is approximately 4.0 years and amortization expense was $151,588 and $36,853, respectively. For the nine months ended December 31, 2016 and 2015, amortization expense was $$397,347 and $256,796, respectively.
Other intangible assets not subject to amortization consisted of the following:

	December 31, 2016	March 31, 2016
License	$2,273,428	$2,379,007
Trade name	909,391	925,767
Domain names	10,000	10,000
Total	$3,192,819	$3,314,774
The Reserve Bank of India license noted above meets the criteria to be classified as an indefinite life intangible as there are no legal, regulatory, contractual, competitive, economic, or other factors that limit its useful life. It does require renewal and is for a defined period, however, Management will continuously renew.

8 — OTHER INTANGIBLE ASSETS, NET

At March 31, 2016 and 2015, other intangible assets subject to amortization consisted of the following:

	2016	2015
Customer lists	$1,185,702	$1,282,457
Software development costs	1,180,910	950,824
Trademarks	29,518	31,299
Contracts	240,285	247,568
	2,636,415	2,512,148
Less accumulated amortization	(1,311,097)	(1,064,184)
Total	$1,325,318	$1,447,964

For the years ended March 31, 2016 and 2015, the weighted average amortization period is approximately 5 years. For the years ended March 31, 2016 and 2015, amortization expense was $496,730 and $381,068, respectively.
Our future amortization expense relating to other intangible assets subject to amortization:

Year ending March 31, 2017	$496,730
Year ending March 31, 2018	441,773
Year ending March 31, 2019	386,815
Total	$1,325,318
At March 31, 2016 and 2015, other intangible assets not subject to amortization consisted of the following:

	2016	2015
License	$2,379,007	$2,488,867
Trade name	925,767	990,273
Domain names	10,000	10,000
Total	$3,314,774	$3,489,140
The MoneyOnMobile Reserve Bank of India license noted above meets the criteria to be classified as an indefinite life intangible as there are no legal, regulatory, contractual, competitive, economic, or other factors that limit its useful life. It does requires renewal and is for a defined period, however, Management will continuously renew.